GOODWILL.	12 Months Ended
Dec. 31, 2022
GOODWILL.
GOODWILL

12. GOODWILL

For the years ended December 31, 2020, 2021 and 2022, the changes in the carrying value of goodwill by segment are as follows:

	Existing home	New home	Home
	transaction	transaction	renovation
	services	services	and furnishing	Total
	RMB	RMB	RMB	RMB

	(in thousands)
Balance as of December 31, 2019	2,174,580	286,302	16,193	2,477,075
New additions (i)	—	13,080	—	13,080
Re‑assignment of goodwill (ii)	(1,192,875)	1,192,875	—	—
Impairment provided (iii)	(695)	(5,770)	(16,193)	(22,658)
Balance as of December 31, 2020	981,010	1,486,487	—	2,467,497
New additions (iv)	46,932	23,628	—	70,560
Impairment provided (v)	(433,034)	(299,334)	—	(732,368)
Balance as of December 31, 2021	594,908	1,210,781	—	1,805,689
New additions (vi)	62,496	—	3,207,805	3,270,301
Impairment provided (vii)	(59,022)	(82,733)	—	(141,755)
Balance as of December 31, 2022	598,382	1,128,048	3,207,805	4,934,235
(i)	During the year ended December 31, 2020, the addition under new home transaction services was related to the acquisition of a new home transaction business.
(ii)	Zhonghuan was defined as one reporting unit after its acquisition. Considering the performance and operating profit did not meet expectations, the Group performed a quantitative analysis for the reporting unit of Zhonghuan as of December 31, 2019 with the assistance of an independent valuation firm, and no impairment was identified. In the fourth quarter of 2020, the Group completed the integration of Zhonghuan business with its existing home and new home transaction business. As such, the Group reassigned goodwill to reporting units affected using the relative fair value approach based on forecasted incremental revenue to the reporting units after the integration. RMB1,192.9 million of goodwill was reassigned to new home transaction segment, while RMB133.0 million remained in existing home transaction segment. The management performed a quantitative impairment test for the reporting unit of Zhonghuan before the reassignment with the assistance of an independent valuation firm. Based on the assessment, the fair value exceeded the carrying amounts of the reporting unit and no impairment was identified. The management also performed a qualitative analysis on the affected reporting units after the reassignment, no impairment was identified in these affected reporting units as their business were profitable and fast growing, and it is more-likely-than-not that the fair values of these reporting units are more than their carrying amounts.
(iii)	At the end of 2020, to further streamline the Group’s home renovation business, management decided to terminate the home renovation business it acquired in 2019. Goodwill of RMB16.2 million associated with this reporting unit was determined to be fully impaired.

Other impairments in goodwill were related to cities where the management decided not to operate any Beike platform business, and goodwill was fully impaired in these reporting units.

For other reporting units, as of December 31, 2020, management performed a qualitative analysis by taking into consideration the macroeconomics, overall financial performance, industry and market conditions, and no impairment was identified.

(iv)	During the year ended December 31, 2021, the Group acquired several real estate agency companies in several cities which primarily operated existing home transaction services and new home transaction services in the PRC.

12. GOODWILL (CONTINUED)

(v)	During the year ended December 31, 2021, revenue and profit generated by certain reporting units decreased significantly due to market downturn. Management determined that the significant decline in revenue and profit was a triggering event. Based on the impairment assessment during the year ended December 31, 2021, management concluded that the goodwill attributable to certain reporting units, was impaired and accordingly, recorded goodwill impairment loss of RMB732.4 million, including RMB433.0 million related to reporting units within the existing home transaction services segment and RMB299.3 million related to reporting units within new home transaction services segment.
(vi)	On April 20, 2022, the Company completed the acquisition of Shengdu that was added to the home renovation and furnishing segment. The acquisition has been accounted for as a business combination and has resulted in the recognition of RMB3,060.8 million of goodwill. Please refer to Note 23 Business Combinations for details.
(vii)	During the year ended December 31, 2022, the Group tested goodwill for impairment at reporting unit level. Management performed impairment testing using the quantitative impairment methods and recorded goodwill impairment loss of RMB141.8 million, including RMB59.0 million related to reporting units within the existing home transaction services segment and RMB82.7 million related to reporting units within new home transaction services segment.

Key assumptions used in quantitative impairment test

The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. The Group used a discounted cash flow model (“DCF model”) to estimate the fair value of the reporting units, as management believes forecasted operating cash flows were the best indicator of fair value. A number of significant assumptions were involved in the preparation of the DCF models including future revenues and discount rates. The financial projection covering a five-year period of each reporting unit adopted in DCF models for impairment test purpose is based on the financial budgets approved by the management of the Group, which considering the historical performance and its expectation for future market development. Cash flows beyond the five-year period are extrapolated using a long-term growth rate. Post-tax discount rates reflect market assessment of the weighted average cost of capital in the industry the Group operates and the specific risks relating to the Group.

Impairment loss of goodwill recognized for the years ended December 31, 2020, 2021 and 2022 were RMB22.7 million, RMB732.4 million and RMB141.8 million, respectively. As of December 31, 2020, 2021 and 2022, the original gross amounts of goodwill were RMB3,122.0 million, RMB3,192.5 million and RMB6,462.8, respectively, and accumulated impairment losses were RMB654.5 million, RMB1,386.9 million and RMB1,528.6 million, respectively.